Income Taxes	12 Months Ended
Dec. 31, 2024
Net deferred tax assets and liabilities [abstract]
Income Taxes

NOTE 13. INCOME TAXES

The provision for income taxes differs from that which would be expected by applying statutory Canadian income tax rates.

A reconciliation of the difference for the years ended December 31, is as follows:

	2024	2023
Earnings before income taxes	$154,559	$265,779
Federal and provincial statutory rates	24%	24%
Tax at statutory rates	$37,094	$63,787
Adjusted for the effect of:
Non-deductible expenses	4,422	2,426
Non-taxable capital gains	(367)	(2,551)
Gain on acquisition	—	(6,222)
Impact of foreign tax rates	(895)	(2,450)
Withholding taxes	356	337
Taxes related to prior years	(3,036)	(4,945)
Tax assets not recognized	5,655	8,629
Deferred tax assets recognized	—	(82,476)
Income tax expense (recovery)	$43,229	$(23,465)

The net deferred tax liability is comprised of the tax effect of the following temporary differences. Prior period amounts have been reclassified to reflect changes in the presentation of the valuation allowance for temporary differences in tax jurisdictions:

	2024	2023
Deferred Tax Liabilities:
Property, plant and equipment and intangibles	$212,545	$211,183
Other	83	17
	212,628	211,200
Offsetting of assets	(165,177)	(137,685)
	$47,451	$73,515

Deferred Tax Assets:
Losses (expire from time to time)	$141,275	$206,348
Long-term incentive plan	12,810	15,320
Other	4,386	6,767
	158,471	228,435
Offsetting of liabilities	(151,912)	(154,773)
	$6,559	$73,662
Net Deferred Tax Liability	$40,892	$(147)

The Corporation has loss carry forwards in the U.S. and certain international locations and capital loss carry forwards in Canada and other deductible temporary differences in certain international locations for which it is unlikely that sufficient future taxable income will be available. Accordingly, the Corporation has not recognized a deferred tax asset for the following items:

	2024	2023
Tax losses (Capital)	$17,692	$17,247
Tax losses (Income)	28,517	23,446
Deductible temporary differences	8,663	5,246
Total	$54,872	$45,939

The movement in temporary differences is as follows:

	Property, Plant and Equipment and Intangibles	Partnership Deferrals	Other Deferred Tax Liabilities	Losses	Debt Issue Costs	Long-Term Incentive Plan	Other Deferred Tax Assets	Net Deferred Tax Liability
Balance, December 31, 2022	$228,005	$21,768	$—	$(198,461)	$—	$(15,765)	$(7,056)	$28,491
Recognized in net earnings	125,195	(21,768)	5,816	(127,433)	928	(6,002)	(4,695)	(27,959)
Acquisition	9,865	—	694	(9,358)	—	—	(237)	964
Foreign exchange	(4,895)	—	—	3,060	—	169	23	(1,643)
Balance, December 31, 2023	$358,170	$—	$6,510	$(332,192)	$928	$(21,598)	$(11,965)	$(147)
Recognized in net earnings	(18,441)	—	(486)	45,831	(341)	5,122	4,074	35,759
Recognized in other comprehensive income	—	—	—	(750)	—	—	—	(750)
Foreign exchange	18,186	—	4	(11,288)	—	(423)	(449)	6,030
Balance, December 31, 2024	$357,915	$—	$6,028	$(298,399)	$587	$(16,899)	$(8,340)	$40,892

In December 2021, the Organization for Economic Co-operation and Development issued model rules for a new global minimum tax framework (Pillar Two). Under Pillar Two legislation, Precision is liable to pay a top-up tax for differences between its Global Anti-Base Erosion effective tax rate and the 15% minimum tax rate. In May 2023, the IASB issued amendments to IAS 12, Income Taxes to address Pillar Two, which provided clarity on the impacts and additional disclosure requirements once legislation is substantively enacted. For jurisdictions where Precision operates that have substantially enacted the Pillar Two legislation, there is no material impact to the Company. Precision also operates in jurisdictions where it is expected that Pillar Two legislation will be enacted in the future. For these jurisdictions, Precision has assessed its exposure to the Pillar Two legislation and foresees no material impact to the Company.